Investments in and Advances to Unconsolidated Affiliates - Tabular Disclosure of Differences between Share of Venture-Level Equity and Investment Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Venture-level equity attributable to the Company	$ 3,486,117	$ 3,532,746
Adjustment to CityCenter equity upon contribution of net assets by MGM resorts International	(573,163)	(578,554)
CityCenter capitalized interest	241,374	251,450
CityCenter completion guarantee	372,785	466,660
CityCenter deferred gain	(236,327)	(238,749)
CityCenter capitalized interest on sponsor notes	(47,158)	(49,892)
Acquisition fair value adjustments net of other-than-temporary impairments of Grand Victoria investment	99,619	116,669
Other adjustments	74,887	46,710
Investment balance	1,491,497	1,559,034
CityCenter Holdings, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	(1,800,191)	(1,857,673)
Investment balance	1,136,452	1,221,306
Borgata [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	$ (126,446)	$ (130,333)